Quarterly Report
July 31, 2023
MFS®  Lifetime®  2030 Fund
ML3-Q1

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 51.0%
MFS Emerging Markets Debt Fund - Class R6	1,530,195	$17,964,490
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,533,565	14,694,675
MFS Global Opportunistic Bond Fund - Class R6	5,669,753	44,734,355
MFS Government Securities Fund - Class R6	8,443,788	72,869,887
MFS High Income Fund - Class R6	9,842,465	29,330,546
MFS Inflation-Adjusted Bond Fund - Class R6	6,860,979	63,189,612
MFS Limited Maturity Fund - Class R6	7,200,012	40,968,066
MFS Total Return Bond Fund - Class R6	9,624,059	90,369,917
		$374,121,548
International Stock Funds – 10.2%
MFS Blended Research International Equity Fund - Class R6	2,936,688	$36,003,798
MFS International Growth Fund - Class R6	216,040	8,969,972
MFS International Intrinsic Value Fund - Class R6	217,437	8,964,943
MFS International New Discovery Fund - Class R6	100,286	3,230,195
MFS Research International Fund - Class R6	808,635	17,911,264
		$75,080,172
Specialty Funds – 4.9%
MFS Commodity Strategy Fund - Class R6	4,880,062	$18,007,429
MFS Global Real Estate Fund - Class R6	1,083,947	17,798,416
		$35,805,845
U.S. Stock Funds – 33.8%
MFS Blended Research Core Equity Fund - Class R6	810,121	$25,437,804
MFS Blended Research Growth Equity Fund - Class R6	1,388,796	25,470,525
MFS Blended Research Mid Cap Equity Fund - Class R6	3,065,053	39,079,428
MFS Blended Research Small Cap Equity Fund - Class R6	615,372	9,039,809
MFS Blended Research Value Equity Fund - Class R6	1,716,043	25,414,603
MFS Growth Fund - Class R6	149,463	25,310,066
MFS Mid Cap Growth Fund - Class R6 (a)	700,735	19,375,326
MFS Mid Cap Value Fund - Class R6	632,424	19,466,009
MFS New Discovery Fund - Class R6	152,232	4,478,654
MFS New Discovery Value Fund - Class R6	244,400	4,435,859
MFS Research Fund - Class R6	468,887	25,380,829
MFS Value Fund - Class R6	513,093	25,285,243
		$248,174,155
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 5.25% (v)	811,134	$811,134
Total Investment Companies		$733,992,854

Other Assets, Less Liabilities – 0.0%		119,006
Net Assets – 100.0%		$734,111,860
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $733,992,854.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$733,992,854	$—	$—	$733,992,854
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$24,199,011	$59,653	$1,712,281	$161,308	$2,730,113	$25,437,804
MFS Blended Research Growth Equity Fund	24,202,990	115,429	2,662,958	374,213	3,440,851	25,470,525
MFS Blended Research International Equity Fund	34,356,888	1,101,821	604,772	18,622	1,131,239	36,003,798
MFS Blended Research Mid Cap Equity Fund	37,514,705	624,819	2,796,950	230,087	3,506,767	39,079,428
MFS Blended Research Small Cap Equity Fund	8,552,667	132,350	753,906	55,956	1,052,742	9,039,809
MFS Blended Research Value Equity Fund	24,102,443	515,814	891,350	47,134	1,640,562	25,414,603
MFS Commodity Strategy Fund	16,990,558	989,369	550,505	(185,759)	763,766	18,007,429
MFS Emerging Markets Debt Fund	17,262,057	683,830	275,500	(70,758)	364,861	17,964,490
MFS Emerging Markets Debt Local Currency Fund	13,859,609	571,911	195,459	(30,455)	489,069	14,694,675
MFS Global Opportunistic Bond Fund	41,621,545	3,641,883	182,212	(31,922)	(314,939)	44,734,355
MFS Global Real Estate Fund	17,370,095	517,172	390,967	5,520	296,596	17,798,416
MFS Government Securities Fund	69,170,001	6,390,105	576,945	(81,992)	(2,031,282)	72,869,887
MFS Growth Fund	24,365,037	56,564	2,052,888	396,073	2,545,280	25,310,066
MFS High Income Fund	27,685,361	1,732,052	100,129	(14,259)	27,521	29,330,546
MFS Inflation-Adjusted Bond Fund	58,854,970	6,805,429	288,628	(47,225)	(2,134,934)	63,189,612
MFS Institutional Money Market Portfolio	861,210	3,833,829	3,883,677	(93)	(135)	811,134
MFS International Growth Fund	8,681,370	282,037	241,300	58,885	188,980	8,969,972
MFS International Intrinsic Value Fund	8,643,267	233,941	175,594	8,530	254,799	8,964,943
MFS International New Discovery Fund	3,443,196	12,809	297,897	96,265	(24,178)	3,230,195
MFS Limited Maturity Fund	35,401,757	5,753,124	10,646	(733)	(175,436)	40,968,066
MFS Mid Cap Growth Fund	18,779,895	88,754	956,268	366,823	1,096,122	19,375,326
MFS Mid Cap Value Fund	18,934,027	339,988	1,281,273	103,454	1,369,813	19,466,009
MFS New Discovery Fund	4,285,537	106,572	259,918	7,274	339,189	4,478,654
MFS New Discovery Value Fund	4,282,850	114,915	278,445	11,878	304,661	4,435,859
MFS Research Fund	24,259,980	47,986	1,182,245	303,591	1,951,517	25,380,829
MFS Research International Fund	17,328,831	641,896	368,709	43,252	265,994	17,911,264
MFS Total Return Bond Fund	83,572,771	8,542,802	275,172	(53,972)	(1,416,512)	90,369,917
MFS Value Fund	24,074,652	778,555	569,759	6,036	995,759	25,285,243
	$692,657,280	$44,715,409	$23,816,353	$1,777,733	$18,658,785	$733,992,854
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	245,309	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Local Currency Fund	$162,887	$—
MFS Global Opportunistic Bond Fund	201,064	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	600,173	—
MFS Growth Fund	—	67,672
MFS High Income Fund	437,341	—
MFS Inflation-Adjusted Bond Fund	835,973	—
MFS Institutional Money Market Portfolio	10,270	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	356,719	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	60,907	10,261
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	898,313	—
MFS Value Fund	111,460	—
	$3,920,416	$77,933
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